Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party [Member]
Related Party Transaction [Line Items]
Total due from a related party	$ 17,853
Huaniaoyuan Catering Management (Changzhou) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due from a related party	$ 17,853